Income Tax - Additional Information (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Change in valuation allowance	$ 164,764	$ 213,484
Domestic Tax Authority [Member]
Operating loss carryforwards	$ 110,859	$ 0